Document and Entity Information	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	Centuri Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42022
Entity Tax Identification Number	93-1817741
Entity Address, Address Line One	19820 North 7th Avenue
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85027
City Area Code	623
Local Phone Number	582-1235
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CTRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001981599